Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 2,188	$ 1,291	$ 1,718
Earnings of foreign subsidiaries	(136)	(66)	(214)
Tax-exempt income	(150)	(134)	(131)
Changes in income tax rate on deferred tax balances	1	4	34
Impact of equity-accounted income	(13)	(18)	(23)
Other (including Enron settlement)	(14)	21	(36)
Income tax expense	$ 1,876	$ 1,098	$ 1,348
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	26.30%	26.40%	26.50%
Earnings of foreign subsidiaries, percentage	(1.60%)	(1.30%)	(3.30%)
Tax-exempt income, percentage	(1.80%)	(2.70%)	(2.00%)
Changes in income tax rate on deferred tax balances, percentage	0.00%	0.10%	0.50%
Impact of equity-accounted income, percentage	(0.20%)	(0.40%)	(0.40%)
Other	(0.20%)	0.40%	(0.50%)
Income taxes in the consolidated statement of income, percentage	22.50%	22.50%	20.80%